Subsequent Event - Additional Information (Detail) (Term Loan Facility [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	Jan. 31, 2014	May 03, 2014	Feb. 01, 2014	Mar. 27, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Pre-payment of debt	$ 5,000	$ 20,000	$ 5,000	$ 5,000